Events After the Reporting Period	12 Months Ended
Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period
(a)	Sublease Agreement

On April 22, 2021, the Company and HDSI entered into a sublease agreement for renting an office space in Vancouver British Columbia (the “2021 Office Sublease Agreement”). Pursuant to the Sublease Agreement, the sublease term commences on May 1, 2021 and expires on April 29, 2026. The Company as the sublease tenant will pay HDSI the sublandlord the basic rent according to the following schedule:

Rent Periods	Basic Rents
May 1, 2021 to April 30, 2022	$25,545
May 1, 2022 to April 30, 2023	25,545
May 1, 2023 to April 30, 2024	26,855
May 1, 2024 to April 30, 2025	28,165
May 1, 2025 to April 29, 2026	28,165
Total	$134,275

(b)	JOY District Agreement with Freeport

On May 11, 2021, the Company and Freeport-McMoRan Mineral Properties Canada Inc. (“Freeport”), a wholly owned subsidiary of Freeport-McMoRan Inc. (NYSE:FCX) entered into a Mineral Property Earn-in Agreement (the “EIA”) whereby Freeport may acquire up to a 70% ownership interest of the Company’s Joy porphyry Cu-Au District Property (See Note 7(b)).

Under the terms of the EIA, Freeport has a two-stage option to earn up to a 70% ownership interest in themineral claims comprising the JOY District, plus other rights and interests, over a 10 year period.

To earn an initial 60% interest, Freeport is required to fund $35 million of work expenditures over a 5- year term. During the first year of the earn-in, a $4 million work program is planned in the JOY District.

These optional earn-in expenditures can be accelerated by Freeport at its discretion. Amarc will be operator during the initial earn-in period. Once Freeport has acquired such 60% interest, Amarc and Freeport will proceed to operate the JOY District through a jointly owned corporation with Freeport assuming project operatorship.

Upon Freeport earning such 60% interest, it can elect, in its sole discretion, to earn an additional 10% interest, for a total 70% interest by sole funding a further $75 million within the following five years.

Once Freeport has finalized its earned ownership interest at either the 60% or 70% level, each party will be responsible for funding its own pro-rata share of project costs on a 60:40 or 70:30 basis.